N-4	Jun. 16, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Company Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Jun. 16, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Nomura VIP Asset Strategy Series

Effective on or about June 15, 2026, Nomura Corporate Research and Asset Management Inc. is added as a sub-adviser in the “Fund – Share Class and Adviser/Sub-Adviser” column for the Nomura VIP Asset Strategy Series as listed in your prospectus under “Appendix B – Investment Options Available Under the Contract.”

ForeInvestors Choice Variable Annuity - I Share [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective on or about June 15, 2026, Nomura Corporate Research and Asset Management Inc. is added as a sub-adviser in the “Fund – Share Class and Adviser/Sub-Adviser” column for the Nomura VIP Asset Strategy Series as listed in your prospectus under “Appendix B – Investment Options Available Under the Contract.”

ForeInvestors Choice Variable Annuity - I Share [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.